Other Receivables and Prepayments (Tables)	12 Months Ended
Dec. 31, 2019
Receivables [Abstract]
Schedule of other receivables and prepayments

	December 31, 2019	December 31, 2018

Prepaid insurance	$154,011	$147,864
Prepaid service fee	296,565	75,224
Rental deposits	8,584	8,576
Prepaid rental expenses	37,169	46,948
Prepaid research and development expenses	453,634	41,614
Other receivables	109,714	109,435
Others	19,366	34,495
	$1,079,043	$464,156